Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net Loss	$ (15,417,516)	$ (340,707)	$ (16,464,681)	$ (806,837)
Foreign Currency Translation (Loss) Gain	(16,281)	(63,785)	(49,176)	74,880
Comprehensive Loss	$ (15,433,797)	$ (404,492)	$ (16,513,857)	$ (731,957)